Earnings Per Share - Net Income and Weighted Average Number of Common Stocks Used in Calculation of Earnings Per Share (Detail) shares in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 TWD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 TWD ($) shares	Dec. 31, 2015 TWD ($) shares
Net income used to compute the basic earnings per share
Net income attributable to the parent	$ 38,988	$ 1,315	$ 40,485	$ 42,039
Assumed conversion of all dilutive potential common stocks
Employee stock options, employee bonus and compensation of subsidiaries | $	0		(1)	(1)
Net income used to compute the diluted earnings per share | $	$ 38,988		$ 40,484	$ 42,038
Weighted average number of common stocks used to compute the basic earnings per share	7,757	7,757	7,757	7,757
Assumed conversion of all dilutive potential common stocks
Employee bonus or employee compensation	11	11	12	19
Weighted average number of common stocks used to compute the diluted earnings per share	7,768	7,768	7,769	7,776